Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Apr. 30, 2021
Document Creation Date	dei_DocumentCreationDate	Jun. 29, 2021